Basis of Presentation	3 Months Ended
Mar. 31, 2023
Infinity Pharmaceuticals Inc [Member]
Basis of Presentation
3. Basis of Presentation
These condensed consolidated financial statements include the accounts of Infinity and its wholly-owned subsidiaries. We have eliminated all significant intercompany accounts and transactions in consolidation.
The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to
Form 10-Q
and Article 10 of Regulation
S-X.
Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals and revisions of estimates, considered necessary for a fair presentation of the accompanying condensed consolidated financial statements have been included. Interim results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2023.
The information presented in the condensed consolidated financial statements and related footnotes at March 31, 2023, and for the three months ended March 31, 2023 and 2022, is unaudited, and the condensed consolidated balance sheet amounts and related footnotes at December 31, 2022 have been derived from our audited financial statements. For further information, please refer to the consolidated financial statements and accompanying footnotes included in our Annual Report on
Form 10-K
for the fiscal year ended December 31, 2022 filed with the SEC on March 28, 2023, which we refer to as our 2022 Annual Report on Form
10-K.

Liquidity and Going Concern
As of March 31, 2023, we had cash and cash equivalents of $25.7 million. We have primarily incurred operating losses since inception and have relied on our ability to fund our operations through collaboration and license arrangements, or other strategic arrangements, and through the sale of our common stock.
We expect to continue to spend significant resources to fund the development and potential commercialization of eganelisib, also known as
IPI-549,
an orally administered immuno-oncology product candidate that selectively inhibits the enzyme phosphoinositide-3-kinase-gamma,
or PI3K-gamma, and to incur significant operating losses for the foreseeable future.
As of March 31, 2023, we had an accumulated deficit of $867.0 million and during the three months ended March 31, 2023 used $12.6 million in cash and cash equivalents to fund operating activities. We expect to continue to incur substantial operating losses and negative cash flows from operations for the foreseeable future. These conditions raise substantial doubt about our ability to continue as a going concern for at least twelve months from the date these condensed consolidated financial statements are issued on May 9, 2023.
If the Merger is not completed, we will need to raise additional capital in order to successfully execute on our current operating plans to further the development of eganelisib. If the Merger is not completed, we will explore other plans to mitigate the conditions which raise substantial doubt about our ability to continue as a going concern. We consider one of the following courses of action to be the most likely alternatives if the Merger is not completed:

•
Pursue another strategic transaction
. We may resume the process of evaluating a potential strategic transaction, including the sale of the company or its assets. Based on our prior assessment, we do not expect that we would have the necessary time or financial resources to pursue another strategic transaction like the proposed Merger.

•
Wind down the company
. If the Merger does not close and we are unable to enter into another strategic transaction, our board of directors may conclude that it is in the best interest of stockholders to cease normal operations and wind down the company through bankruptcy or dissolution proceedings. In such case, there would be no assurances as to the amount or timing of available cash remaining, if any, to distribute to stockholders after paying our obligations and setting aside funds for reserves.

Our condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the ordinary course of business. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of the conditions described above.